RS - Summary of Fair Value of equity-settled Stock Option Plans (Details)	12 Months Ended
Dec. 31, 2023 EUR (€) € / shares Rate
April 2019 Stock Option Plan
Stock Options Plans [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 85.00
Exercise Price in € | €	€ 87.86
Performance Term of Program in Years	4 years
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 31.81
April 2019 Stock Option Plan | Minimum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	2.00%
April 2019 Stock Option Plan | Maximum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	13.00%
April 2019 Stock Option Plan | Morphosys share
Stock Options Plans [Line Items]
Expected volatility (in percentage)	37.76%
April 2019 Stock Option Plan | NASDAQ biotech index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	18.61%
April 2019 Stock Option Plan | TecDAX index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	26.46%
October 2019 Stock Option Plan
Stock Options Plans [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 98.10
Exercise Price in € | €	€ 106.16
Performance Term of Program in Years	4 years
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 35.04
October 2019 Stock Option Plan | Minimum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	0.00%
October 2019 Stock Option Plan | Maximum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	2.00%
October 2019 Stock Option Plan | Morphosys share
Stock Options Plans [Line Items]
Expected volatility (in percentage)	38.02%
October 2019 Stock Option Plan | NASDAQ biotech index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	18.17%
October 2019 Stock Option Plan | TecDAX index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	24.82%
April 2020 Stock Option Plan
Stock Options Plans [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 94.90
Exercise Price in € | €	€ 93.66
Performance Term of Program in Years	4 years
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 38.20
April 2020 Stock Option Plan | Minimum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	(55.00%)
April 2020 Stock Option Plan | Maximum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	(83.00%)
April 2020 Stock Option Plan | Morphosys share
Stock Options Plans [Line Items]
Expected volatility (in percentage)	39.86%
April 2020 Stock Option Plan | NASDAQ biotech index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	25.32%
April 2020 Stock Option Plan | TecDAX index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	20.48%
October 2021 Stock Option Plan
Stock Options Plans [Line Items]
Share price on grant date (in Eur per share) | € / shares	€ 40.75
Exercise Price in € | €	€ 44.91
Performance Term of Program in Years	4 years
Weighted average fair value at measurement date, share options granted (in Eur per share) | €	€ 16.67
October 2021 Stock Option Plan | Minimum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	(70.00%)
October 2021 Stock Option Plan | Maximum
Stock Options Plans [Line Items]
Risk-free Interest Rate in %	(22.00%)
October 2021 Stock Option Plan | Morphosys share
Stock Options Plans [Line Items]
Expected volatility (in percentage)	40.51%
October 2021 Stock Option Plan | NASDAQ biotech index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	24.95%
October 2021 Stock Option Plan | TecDAX index
Stock Options Plans [Line Items]
Expected volatility (in percentage)	22.17%
Performance Term of Program in Years	4 years